THE FLORIDA TAX FREE FUNDS

The Florida TaxFree ShortTerm Fund
The Florida TaxFree Money Market Fund

Semi Annual Report
October 31, 2003

Distributor:
William R. Hough & Co.
100 Second Ave S, Ste. 800
St. Petersburg, FL 33701
(800) 557 7555
www.hough.com

This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.

HF 1083


CONTENTS


President's Message...............................................2

The Florida TaxFree Money Market Fund Statement of Investments
	Variable Rate Demand Notes................................3
	Municipal Bonds...........................................5

The Florida TaxFree ShortTerm Fund Statement of Investments
	Variable Rate Demand Notes................................11
	Municipal Bonds...........................................11

Statements of Assets and Liabilities..............................18

Statements of Operations..........................................19

Statements of Changes in Net Assets...............................20

Notes to Financial Statements.....................................21

Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund
Total net assets of the Fund were $166.3 million as of October 31, 2003. This compares with $160.8 million on April 30, 2003 and $172.1 million on October 31, 2002.

iMoneyNet Inc. (formerly IBC Financial Data, Inc.) is a respected mutual fund performance and statistical reporting company that ranks money market fund performance by category. For the five-year period ending October 31, 2003, The Florida TaxFree Money Fund was ranked number 69 out of 356 tax-exempt money market funds by iMoneyNet, based on total return for the period. For the three-year period ended October 31, 2003, The Florida TaxFree Money Market Fund was ranked 97 out of 422 tax-exempt money market funds by iMoneyNet. For the one-year period ended October 31, 2003, The Florida TaxFree Money Market Fund was ranked 166 out of 516 tax-exempt money market funds by iMoneyNet. Had the adviser not reimbursed certain fees and expenses, the yield and ranking would have been lower. Past performance is also no guarantee of future results.

The 7-day average yield of the Fund was 0.50% as of October 31, 2003. For individual investors in the 35% federal tax bracket who have Florida intangible assets of $250,000 or more, the tax equivalent yield was 0.87%.

The Florida TaxFree ShortTerm Fund
As of October 31, 2003, total net assets for the Fund were $22.9 million, compared with assets of $24.0 million on April 30, 2003 and $23.1 million on October 31, 2002. The portfolio had a dollar-weighted average maturity of 2.4 years and a 30-day SEC yield of 1.49% on October 31, 2003.
This yield equates to a tax equivalent yield of 2.39% for an individual investor in the 35% federal tax bracket with Florida intangible assets of $250,000 or more.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.17 on October 31, 2003, compared with $10.21 on April 30, 2003, and $10.25 on October 31, 2002. For the six-month period ended
October 31, 2003 the Florida TaxFree ShortTerm Fund had a total return of .87%, assuming reinvestment of all distributions.
The cumulative total return on the Fund since its inception
November 22, 1993 through October 31, 2003 was 51.39%. This represents a return of 4.26% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $15,138.80 on October 31, 2003, assuming reinvestment of all distributions.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 80% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.
We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,


W. Robb Hough, Jr.
President
The Hough Group of Funds


The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2003 (Unaudited)

Variable Rate Demand Notes


Florida (50.2%) (a)                                                                  $Principal $Value
                                                                                     Amount
Alachua, FL, IDB, (Sabine Inc., Project), 1.15%, 09/01/15, SunTrust Bank, N.A.,      1,200,000 	1,200,000
LOC

Brevard County, FL, Health Facilities RB (Health First Inc, Project), 1.16%,
08/01/14, SunTrust Bank, N.A., LOC                                                   2,300,000  2,300,000

Capital Trust Agency, FL, IDB, (Seminole Tribe of Florida Convention and Resort
Hotel Facilities), 1.05%, 10/01/33, JP Morgan Chase Bank, LOC                        3,000,000  3,000,000

Collier County, FL, IDA, IDB, (Redlands Christian Migrant Association, Inc.,
Project), 1.10%, 12/01/26, Bank of America, N.A., LOC                                3,900,000  3,900,000

Dade County, FL, IDA, Pollution Ctrl RB, (Florida Power & Light), 1.18%, 06/01/21    3,000,000  3,000,000

Florida Development Finance Corp., IDB, (DSLA Realty LC Project), Series A 1
1.20%, 04/01/25, SunTrust Bank, N.A., LOC                                            1,570,000  1,570,000

Florida Development Finance Corp., IDB (RL Smith Investments LLC Project),
Series A 2, 1.20%, 04/01/25, SunTrust Bank, N.A., LOC                                1,565,000  1,565,000

Florida Development Finance, IDB, (Charlotte Community Project), Series A 3,
1.10%, 02/01/21, SunTrust Bank, N.A., LOC                                            1,495,000  1,495,000

Florida Gulf Coast University Foundation, Inc., Certificates of Participation,
Series A, 1.15%, 08/01/32, Wachovia Bank, N.A., LOC                                  1,000,000  1,000,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 1.10%,
06/01/07, SouthTrust Bank of AL, LOC                                                 2,065,000  2,065,000

Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 1.10%,
12/01/05, Credit Suisse First Boston, LOC                                            1,885,000  1,885,000

Florida HFC, MultiFamily Revenue Refunding, 2002 Series N 1 (Lighthouse Bay
Apartments), 1.05%, 11/1/32, Freddie Mac Liquidity Facility                          1,000,000  1,000,000

Gulf Breeze, FL, Hospital RB, (Heritage Healthcare Project), 1.25%, 01/01/24,
Anchor National Life Insurance Co., SBPA                                             345,000    345,000

Highlands County, FL Health Facilities Auth, Hospital RB, (Adventist Health
System/Sunbelt), Series 2003A, 1.05%, 11/15/32, SunTrust Bank, N.A., LOC             1,000,000  1,000,000

Jackson County, FL, Pollution Control RB, (Gulf Power Company Project), 1.21%,
07/01/22                                                                             500,000    500,000

Jacksonville, FL Electric Auth, Electric Util RB, Series B, 1.12%, 10/01/10,
Landesbank Hessen Thuringen Girozentrale, SBPA                                       1,400,000  1,400,000

Jacksonville, FL Electric Auth, Electric Util RB, Series F, 1.12%, 10/01/30,
Landesbank Hessen Thuringen Girozentrale, SBPA                                       500,000    500,000

Jacksonville, FL Electric Auth, Electric System Revenue Bonds, Series 2001B,
1.12%, 10/1/30, Bank of America N.A., SBPA                                           2,050,000  2,050,000

Jacksonville, FL Electric Auth, Electric Util RB, Series C, 1.12%, 10/01/30,
Dexia Credit Local de France, SBPA                                                   600,000    600,000

Jacksonville, FL Economic Development Commission, IDB, (Goodwill Industries
of North Florida Project), 1.02%, 07/01/23, SouthTrust Bank, N.A., LOC               2,600,000  2,600,000

Jacksonville, FL Health Facilities Auth, Hospital RB, (Genesis Rehab Hospital),
1.15%, 05/01/21, Bank of America, N.A., LOC                                          1,000,000  1,000,000

Jacksonville, FL, Pollution Ctrl RB, (Florida Power & Light), 1.25%, 05/01/29        4,400,000  4,400,000

Lakeland, FL, Electric Util RB, Series A, 1.12%, 10/01/35, The Toronto Dominion
Bank, SBPA                                                                           2,600,000  2,600,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital),
Series D, 1.12%, 04/01/20/ SunTrust Bank, N.A., Liquidity Facility                   1,800,000  1,800,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital),
Series 1995A, 1.17%, 04/01/25, SunTrust Bank, N.A., Liquidity Facility               3,600,000  3,600,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital),
Series 1997B, 1.17%, 04/01/27, SunTrust Bank, N.A., Liquidity Facility               250,000    250,000

Lee County, FL HFA, Housing RB, (University Club Apartments), 1.14%, 05/15/35
SouthTrust Bank, N.A., LOC                                                           800,000    800,000

Manatee County, FL, Pollution Ctrl RB, (Florida Power & Light), 1.17%, 09/01/24      2,000,000  2,000,000

New Hampshire Bond Bank (Pinkerton Academy), 1.10%, 06/1/11, Fleet National
Bank, LOC                                                                            900,000    900,000

Ocean Highway & Port Authority, FL, Transportation RB, Series 1990, 1.15%,
12/01/20, Wachovia Bank, N.A., LOC                                                   1,500,000  1,500,000

Ocean Highway & Port Authority, FL, Transportation RB, Series 1990, 1.15%,
12/01/20, Wachovia Bank, N.A., LOC                                                   700,000    700,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/
Sunbelt Obligated Group), Floater Certificates, Series 171, Series A, 1.20%,
11/15/14, FSA Insured, Morgan Stanley Dean Witter, Liquidity Facility                6,035,000  6,035,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/
Sunbelt Obligated Group), 1.05%, 11/15/14, SunTrust Bank N.A., LOC                   2,435,000  2,435,000

Orange County, FL IDA, IDB, (Central Florida YMCA Project), Series 2002A, 1.10%
05/01/27, Bank of America, N.A., LOC                                                 1,000,000  1,000,000

Orange County, FL IDA, IDB, (Independent Blood & Tissue Services), Series 2002,
1.05%, 10/01/27, Suntrust Bank N.A., LOC                                             2,000,000  2,000,000

Palm Beach County, FL, Public Improv RB, (Jewish Community Campus Project), 1.05%,
03/01/27, AMBAC Insured, The Northern Trust Company, SBPA                            5,000,000  5,000,000

Palm Beach County, FL, Public Improv RB, (Jewish Community Campus Project), 1.05%,
03/01/30, The Northern Trust Company, LOC                                            1,200,000  1,200,000

Palm Beach County, FL, Hospital RB, (Hospice of Palm Beach County, Inc.,
Project), Series 2001, 1.08%, 10/01/31, The Northern Trust Company, LOC              1,700,000  1,700,000

Palm Beach County, FL, IDB, (Henry Morrison Flagler), 1.08%, 11/01/36, The
Northern Trust Bank, LOC                                                             3,000,000  3,000,000

Palm Beach County, FL, Higher Education RB, (Benjamin Private School Project),
1.05%, 07/01/25, Bank of America, N.A., LOC                                          1,500,000  1,500,000

Port Orange, FL, Higher Education RB, (Palmer College Project), 1.06%, 10/01/32,
LaSalle Bank, N.A.								     3,000,000  3,000,000

St. Lucie County, FL IDB, (Freedom Plastics FL Project), 1.13%, 11/01/20, LaSalle
Bank, N.A., LOC                                                                      2,300,000  2,300,000

St. Lucie County, FL, Pollution Control, (Florida Power & Light), 1.18%, 09/01/28    1,800,000  1,800,000

St. Petersburg, FL Health Facilities Auth, Hospital RB, (Menorah Manor Project),
Series 1997, 1.10%, 07/01/27, SunTrust Bank N.A., Tampa Bay, LOC                     700,000    700,000

Southeast Volusia, FL Hospital District, Hospital RB, (Bert Fish Medical Center),
1.15%, 05/01/22, SouthTrust Bank of Alabama, N.A., LOC                               600,000    600,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 1.20%, 04/01/05,
SouthTrust Bank N.A., LOC                                                            200,000    200,000

Non Florida (2.7%) (a)

Brazos River, TX Harbor Nav District, Merey Seeney Project, 1.21%, 04/01/21,
Bank of America N.A., LOC                                                            400,000    400,000

Brazos River, TX Harbor Nav District, Merey Seeney Project, 1.21%, Chase
Manhattan Bank, LOC                                                                  400,000    400,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series A, 1.30%,
09/01/30, Fleet Bank, LOC                                                            2,530,000  2,530,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series B, 1.30%,
09/01/17, Fleet Bank, LOC                                                            1,210,000  1,210,000

Total Variable Rate Demand Notes (Cost $89,535,000)                                             89,535,000


Municipal Bonds

Florida (46.0%) (a)
                                                                                     $Principal $Value
                                                                                     Amount
Arcadia, FL, Sales Tax RB, (Dedicated Pool Local Government), 4.80%, 12/01/03,       100,000    100,300
FGIC Insured

Arcadia, FL, Public Improvement RB, (Dedicated Pool Local Government), 5.25%,
12/01/03, Prerefunded @ 102                                                          50,000     51,136

Brevard County, FL, Public Improvement RB, (Fourth Cent Tourist Development
Tax, Florida Marlins Training), 3.30%, 03/01/04, FGIC Insured                        145,000    146,036

Brevard County, FL, Health & Hospital RB, (Wuestoff Memorial Hospital), 4.60%,
04/01/04, MBIA Insured                                                               60,000     60,767

Broward County, FL, Certificates of Participation (School Board), 4.70%,
07/01/04, AMBAC Insured                                                              100,000    102,378

Broward County, FL, General Obligations (School Board), 5.00%, 02/15/04              750,000    758,426

Broward County, FL, Sales Tax RB, Commercial Paper, 1.00%, 12/02/03, Dexia
Credit Local de France, Liquidity Facility                                           2,500,000  2,500,000

Cape Coral, FL, Water Improvement Assessment, Water RB (Southwest 3 Area),
1.10%, 09/01/04, FSA Insured                                                         100,000    99,999

Clearwater, FL, Public Improvement, Sales Tax RB, 4.00%, 12/01/03, FSA Insured       200,000    200,487

Collier County, FL School Board, Certificates of Participation, 2.13%,
02/15/04, FSA Insured                                                                100,000    100,309

Dade County, FL, Public Improvement GO, 6.90%, 07/01/04, AMBAC Insured               1,050,000  1,090,894

Dade County, FL, Higher Education RB (University of Miami), 4.75%, 04/01/04,
MBIA Insured                                                                         100,000    101,537

Dade County, FL School Board, Certificates of Participation, 5.70%, 05/01/04,
Pre Refunded @ 101                                                                   200,000    206,675

Delray Beach, FL Utility Tax RB, 3.00%, 06/01/04, FSA Insured                        525,000    530,869

Deltona, FL Utility Revenue Bonds, 2.00%, 10/01/04, MBIA Insured                     500,000    504,205

Escambia County, FL HFA, Housing RB, (Single Family Mortgage), Series B, 1.15%,
04/08/04, GNMA/FNMA                                                                  725,000    725,000

First Florida Governmental Financing Commission RB, 4.20%, 07/01/04, AMBAC Insured   100,000    102,041

Florida HFA, Housing RB, (Multi family Housing), Series C, 5.35%, 02/01/04,
FNMA Collateralized                                                                  100,000    100,976

Florida HFA, Housing RB, (Multi family Housing), Series C, 5.35%, 08/01/04,
FNMA Collateralized                                                                  100,000    102,884

Florida Local Government Commission, Commercial Paper, (Florida Association of
Counties Pooled Program), 1.05%, 02/09/04, Wachovia Bank, N.A., LOC                  2,389,000  2,389,000

Florida Local Government Commission, Commercial Paper, (Florida Association of
Counties Pooled Program), 0.80%, 11/03/03/ Wachovia Bank, N.A., LOC                  4,000,000  4,000,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program),
Series B, 1.00%, 01/14/04, Wachovia Bank, N.A., LOC                                  1,731,000  1,731,000

Florida State, GO Bonds, (Refunding Sr. Lien), 6.00%, 07/01/04                       100,000    103,271

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B, 5.63%,
06/01/04                                                                             250,000    256,523

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A, 5.25%,
01/01/04                                                                             650,000    654,539

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A, 5.75%,
01/01/04, Pre Refunded @ 101                                                         100,000    101,747

Florida State Board of Education, GO Bonds, (Capital Outlay), Series E, 5.80%,
06/01/04, Pre Refunded @ 101                                                         170,000    176,364

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A, 6.00%,
06/01/04, Pre Refunded @ 101                                                         65,000     67,481

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A, 6.10%,
06/01/04, Pre Refunded @ 101                                                         10,000     10,379

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A, 5.24%,
01/01/04                                                                             200,000    201,399

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B, 4.38%,
01/01/04                                                                             100,000    100,562

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A, 5.00%,
01/01/04                                                                             50,000     50,311

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B, 4.20%,
06/01/04                                                                             500,000    509,091

Florida State Board of Education, Public Improvement RB, (Lottery Revenues),
Series C, 4.00%, 07/01/04, FGIC Insured                                              100,000    101,947

Florida State Board of Education, Public Improvement RB, (Lottery Revenues),
Series C, 5.00%, 07/01/04, FGIC Insured                                              600,000    615,635

Florida State Correctional Privatization Commission, Certificates of
Participation, 4.25%, 08/01/04, MBIA Insured                                         325,000    332,722

Florida State Department of Environmental Protection, Public Improvement RB,
Series A, 5.25%, 07/01/04, FGIC Insured                                              100,000    102,800

Florida State Division of Bond Finance, Public Improvement RB, Department of
General Services, Department of Environmental Protection, (Preservation 2000),
Series B, 5.75%, 07/01/04, FGIC Insured                                              100,000    103,066

Florida State Division of Bond Finance, Public Improvement RB, Department of
General Services, Department of Environmental Protection, (Preservation 2000),
Series A, 5.00%, 07/01/04, FGIC Insured                                              275,000    282,193

Florida State Division of Bond Finance, Public Improvement RB, Department of
General Services, Department of Environmental Protection, (Preservation 2000),
Series A, 4.50%, 07/01/04, MBIA Insured                                              250,000    255,666

Florida State Division of Bond Finance, Public Improvement RB, Department of
General Services, Department of Environmental Protection, (Preservation 2000),
Series A, 4.75%, 07/01/04, Pre Refunded @ 101                                        205,000    211,899

Florida State Divison of Bond Finance, Public Improvement RB, Department of
General Services, Department of Environmental Protection, (Preservation 2000),
Series A, 5.00%, 07/01/04, MBIA Insured                                              25,000     25,633

Florida Municipal Loan Council, Public Improvement RB, Series A, 4.75%, 04/01/04,
MBIA Insured                                                                         100,000    101,430

Florida Municipal Loan Council, Public Improvement RB, Series C, 3.00%, 11/01/03,
MBIA Insured                                                                         950,000    950,001

Florida State Turnpike Auth, Transportation RB, Series A, 5.00%, 07/01/04,
FGIC Insured                                                                         50,000     51,282

Fort Lauderdale, FL, GO Bonds, (Park Improvement Project), 5.00%, 01/01/04,
Pre Refunded @ 101                                                                   200,000    203,302

Fort Lauderdale, FL, GO Bonds, (Park Improvement Project), 5.30%, 01/01/04,
Pre Refunded @ 101                                                                   500,000    508,501

Fort Myers, FL, Water & Sewer RB, Series A, 5.00%, 04/01/04, FGIC Insured            100,000    101,591

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 0.80%,
11/06/03, Bayerische Landesbank Girozentrale, LOC                                    1,883,000  1,883,000

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 0.80%,
11/06/03, Bayerische Landesbank Girozentrale, LOC                                    1,000,000  1,000,000

Halifax, FL Hospital & Healthcare RB (Halifax Hospital & Medical Center),
4.63%, 10/01/04, MBIA Insured                                                        250,000    257,888

Hamilton County, OH, GO Bonds, (County Parking Facility), 4.15%, 12/01/03            250,000    250,000

Hillsborough County, FL School Board, Certificates of Participation, 5.88%,
07/01/04, Pre Refunded @ 102                                                         2,335,000  2,457,113

Hillsborough County, FL School Board, Certificates of Participation, 6.00%,
07/01/04, Pre Refunded @ 102                                                         200,000    210,574

Hillsborough County, FL School District, GO Bonds, 5.25%, 08/15/04, MBIA Insured     100,000    103,283

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992, 0.90%,
11/13/03                                                                             5,300,000  5,300,000

Jacksonville, FL Port Auth, Transportation RB, 7.63%, 11/01/03, Pre Refunded @
102                                                                                  585,000    596,700

Kissimmee, FL Utility Auth, Electric Util RB, Commercial Paper, Series 2000B,
0.95%, 12/09/03, Bank of Nova Scotia, Liquidity Facility                             6,000,000  6,000,000

Lee County, FL HFA, Housing RB, (Floater, PT 611), 1.30%, 09/02/04, Mandatory
Tender @ 100, Merill Lynch Liquidity Facility                                        2,275,000  2,275,000

Lee County, FL School Board, Certificates of Participation, Series A, 5.75%,
08/01/04, Pre Refunded @ 102                                                         100,000    105,459

Marion County, FL School Board, Certificates of Participation, 2.00%, 06/01/04,
FSA Insured                                                                          100,000    100,512

Miami Dade County, FL Educational Facilities Auth, Higher Ed RB, Series A, 4.40%,
04/01/04, AMBAC Insured                                                              200,000    202,676

Miami Dade County, FL Tax Revenue (UMSA Public Improvements), 3.00%, 04/01/04,
AMBAC Insured                                                                        100,000    100,795

Miami Dade County, FL Transportation RB, (Miami International Airport), Commercial
Paper, Series A, 0.95%, 11/06/03, J.P. Morgan Chase, Bayerische Landesbank
Girozentrale, State Street Bank, LOC                                                 2,541,000  2,541,000

Monroe County, FL, Sales Tax RB, 3.875%, 04/01/04, MBIA Insured                      50,000     50,543

Nassau County, FL Water & Sewer Rev, 2.00%, 9/1/04, MBIA Insured                     145,000    146,137

Orange County, FL School Board, Certificates of Participation, 4.65 %, 08/01/04,
AMBAC Insured                                                                        250,000    256,583

Orlando, FL Utilities Commission, Water & Electric RB, (Commercial Paper),
Series 1999A, 0.90%, 01/15/04, J.P. Morgan Chase, LOC                                6,500,000  6,500,000

Orlando, FL Utilities commission, Water & Electric RB, Series A, 6.02%, 04/01/04,
Escrowed to Maturity                                                                 100,000    102,161

Palm Beach County, FL, GO Bonds, (Recreational and Cultural Facilities), 2.00%,
07/01/04                                                                             865,000    871,013

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan
Project), Commercial Paper, 0.95%, 02/12/04, SunTrust Bank N.A., LOC                 2,500,000  2,500,000

Palm Beach County, FL Health Facilties Auth, Hospital RB, (JFK Medical Center),
5.80%, 12/01/03 Pre refunded @ 102                                                   100,000    102,382

Palm Beach County, FL School Board, Certificates of Participation, Series A,
6.20%, 08/01/04, Pre refunded @101                                                   100,000    104,837

Palm Beach County, FL School Board, Certificates of Participation, Series A, 4.90%,
08/01/04 AMBAC Insured                                                               50,000     51,388

Palm Beach County, FL, Public Improvement RB, (Stadium Facility), 4.60%, 12/01/03,
MBIA Insured                                                                         150,000    150,402

Pasco County, FL, Public Improvement RB, (Guaranteed Entitlement), 2.00%,
12/01/03, FSA Insured                                                                440,000    440,321

Polk County, FL, Public Improvement RB, (FUel Tax Revenue), 4.40% 12/01/03,
FGIC Insured                                                                         100,000    100,282

Polk County, FL, School Board, Certificates of Participation, Series A, 2.50%,
01/01/04, FSA Insured                                                                100,000    100,245

Polk County, FL, Transportation RB, 4.25%, 12/01/03, FSA Insured                     200,000    200,518

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric
Cooperative, Inc.), Series D, 1.05%, 12/15/03, national Rural Utilities
Cooperative Finance Corporation, GTY, Mandatory Tender @ 100                         2,500,000  2,500,000

Reedy Creek, FL Improvement Dist Utility Rev, Ser2, 5.00%, 10/1/04,
MBIA Insured                                                                         2,600,000  2,672,124

St. Petersburg, FL Professional Sports Facs Sales Tax Rev Ref, 2.00%, 10/01/04,
FSA Insured                                                                          890,000    898,074

Seminole County, FL School Board, Certificate of Participation, 6.13%m 07/01/04,
Pre Refunded @102                                                                    285,000    300,377

Seminole County, FL School District, Tax Anticipation Notes, 2.00%, 08/20/04         2,000,000  2,015,846

Starke, FL, Water & Sewer RB, 2.005, 07/01/04, MBIA Insured                          190,000    191,124

Sumter County, FL Capital Improvement RB, 2.00%, 06/01/04, MBIA Insured              180,000    180,934

Sunshine State Governmental Financing Comm, Commerical Paper, Series A, 0.90%,
01/12/04, FGIC Insured, SBPA: HSH Nordbank                                           4,539,000  4,539,000

Sunshine State Givernmental Financing Comm, Commerical Paper, Series C, 0.85%,
02/05/04, FGIC Insured, SBPA: HSH Nordbank                                           1,330,000  1,330,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series G, 0.93%,
12/03/03, MBIA Insured, SBPA: Landesbank Hessen Thuringen Girozentrale               2,500,000  2,500,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series F, 0.89%,
12/08/03, AMBAC Insured, SBPA: Landesbank Hessen Thuringen Girozentrale              1,500,000  1,500,000

Tampa, FL, Hospital RB, (Catholic Health), Series A 1, 4.30%, 11/15/03,
AMBAC Insured                                                                        50,000     50,060

Tohopekaliga, FL, Water & Sewer RB, Series A, 2.00%, 10/01/04, FSA Insured           1,675,000  1,689,736

Volusia County, FL School District Refunding GO Bonds, 5.00%, 8/1/04, FGIC Insured   500,000    514,787


Non Florida (1.0%) (a)

Adams County, CO School District No. 012, GO Bonds, 6.50%, 12/15/03                  135,000    135,871

Evergreen, CO, General Obligation Bonds, (Park & Recreation District), 5.00%,
12/01/03, AMBAC Insured                                                              200,000    200,645

Kent, Washington, General Obligation Bond, 3.00%, 12/01/03, MBIA Insured             200,000    200,322

Larimer Weld & Boulder Counties, CO School District No. R 2J, GO Bonds, 3.00%,
12/15/03, FSA Insured                                                                240,000    240,570

Michigan State South Central Power Agency, Electric Utility RB, (Power Supply
System), 5.60%, 11/01/03, MBIA Insured                                               250,000    250,000

New York State HFA, Housing RB, (Housing Project Mortgage), Series A, 5.20%,
11/01/03, FSA Insured                                                                380,000    380,000

Puerto Rico, Electric Power Authority, Electric Utility RB, 6.00%, 07/01/04,
FSA Insured                                                                          250,000    258,095

Vermont Municipal Bond Bank, Higher Education RB, Series 1, 5.00%, 12/01/03,
AMBAC Insured                                                                        100,000    100,324


Total Municipal Bonds (Cost $79,696,928)                                                        79,696,928

Total Investments (Cost $169,231,928) (a)                                                       169,231,928

<F1>
Summary of ratings: AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 55.4 days

AMBAC Ambac Assurance Corporation
CP    Commercial Paper
FGIC  Financial Guaranty Insurance Corporation
FHA   Federal Housing Authority
FNMA  Federal National Mortgage Association
FSA   Financial Securities Assurance
GIC   General Insurance Contract
GO    General Obligation
GNMA  Government National Mortgage Association
GTY   Guarantee
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDB   Industrial Development Bond
LOC   Letter of Credit
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
SBPA  Standby Bond Purchase Agreement
SFM   Single Family Mortgage

(a) Percentages indicated are based on investments



The Florida TaxFree ShortTerm Fund
Statement of Investments
October 31, 2003


Variable Rate Demand Notes


Florida (4.9%) (a)                                                                   $Principal $Value
                                                                                     Amount
Dade County, FL IDA, (Florida Power & Light), 1.18%, 06/01/21                        300,000    300,000

Jacksonville, FL Pollution Control RB, (Florida Power & Light), 1.25% 05/01/29       400,000    400,000

St. Lucie County, FL, Pollution Control (Florida Power & Light), 1.18%, 09/01/28     400,000    400,000

Non Florida (2.6%) (a)

Brazos River, TX Harbor Navigation District, Solid Waste RB, (Merey Sweeney L.P.
Project), Series A, 1.21%, 04/01/21, Chase Manhattan Bank, LOC                       200,000    200,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series A, 1.30%,
09/01/30, Fleet Bank LOC                                                             300,000    300,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series B, 1.30%,
09/01/17, Fleet Bank LOC                                                             90,000     90,000

Total Variable Rate Demand Notes (Cost $1,690,000)                                              1,690,000


Municipal Bonds

Florida (91.5%) (a)
                                                                                     $Principal $Value
                                                                                     Amount
Baker County, FL Hospital Auth, Hospital RB, 4.60%, 12/01/06, ACA Insured            175,000    185,960

Baker County, FL Hospital Auth, Hospital RB, 4.65%, 12/01/07, ACA Insured            120,000    129,006

Broward County, FL GO Bonds, Series A, 4.00%, 01/01/09                               200,000    211,882

Broward County, FL Educational Facilities Auth, Higher Education RB, (Nova
Southeastern University Project), 6.00%, 04/01/08, Connie Lee Insured                170,000    176,521

Broward County, FL Industrial Development RB, (Wheelabrator South Project),
5.00%, 12/01/06                                                                      240,000    258,370

Broward County, FL Industrial Development RB, (Wheelabrator South Project),
5.50%, 12/01/08                                                                      300,000    335,487

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%, 05/01/04,
Pre Refunded @ 103                                                                   580,000    615,589

Collier County, FL School Board, Certificates of Participation, 4.50%, 02/15/06,
FSA Insured                                                                          205,000    218,100

Dade County, FL GO Bonds, 5.25%, 11/01/04, FGIC Insured                              50,000     52,061

Dade County, FL School Board, Certificates of Participation, Series B, 5.60%,
08/01/06, Pre Refunded @ 101                                                         115,000    128,541

Dade County, FL Solid Waste RB, (Resource Recovery Facility), 5.35%, 10/01/08,
AMBAC Insured                                                                        110,000    121,730

Dade County, FL School District, GO Bonds, 5.00%, 08/01/05, MBIA Insured             100,000    103,655

Dade County, FL Water & Sewer RB, 4.70%, 10/01/04, FGIC Insured                      50,000     51,047

Escambia County, FL Housing Auth, Higher Education RB, (University of West
Florida), 4.10%                                                                      100,000    107,097

Escambia County, FL HFA, Single Family Mortgage RB, (Multi County Program),
4.10%, 04/01/04, GNMA Collateralized                                                 110,000    110,922

First Florida Governmental Financing Commission, Public Improv RB, 4.20%,
07/01/04, AMBAC Insured                                                              100,000    102,137

First Florida Governmental Financing Commission, Public Improv RB, 4.00%,
07/01/08, MBIA Insured                                                               50,000     53,236

Florida Gas Utility, Gas Tas RB, (Gas Project No. 1), 5.0%, 12/01/06, FSA Insured    190,000    208,329

Florida Gas Utility, Gas Tax RB, (Gas Project No. 1), 4.20%, 12/01/07, FSA Insured   225,000    242,973

Florida Gas Utility, Gas Tax RB, (Gas Project No. 1), 5.00%, 12/01/08, FSA Insured   100,000    111,916

Florida State Department of Transportation, GO Bonds, (Right of Way), 5.80%,
07/01/05, Pre Refunded @ 101                                                         125,000    135,578

Florida State Board of Education, GO Bonds, Capital Outlay, 8.40%, 06/01/07          55,000     63,064

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/07                200,000    220,366

Florida State Board of Education, GO Bonds, Capital Outlay, Series E, 5.80%,
06/01/04, Pre Refunded @ 101                                                         150,000    155,753

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 6.00%,
01/01/05                                                                             100,000    105,550

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 5.25%,
01/01/09                                                                             50,000     55,301

Florida State Board of Education, GO Bonds, 6.20%, 05/01/07, Escrowed to Maturity    150,000    153,324

Florida State Board of Regents, Certificates of Participation, State University
System, (FL Atlantic University Foundation, Inc.), 4.00%, 05/01/04, Asset
Guaranty Insured                                                                     125,000    126,836

Florida State Department of Transportation, Transportation RB, (Alligator Alley),
6.25%, 07/01/06, FGIC Insured                                                        100,000    111,596

Florida State Department of Environmental Protection, Public Improv RB,
(Preservation 2000), Series 2001A, 5.00%, 07/01/07, FSA Insured                      250,000    275,563

Florida State Division of Bond Finance, Deparment of General Services, Public
Improv RB, (Department of Environmental Protection, Preservation 2000), Series B,
6.00%, 07/01/09, AMBAC Insured                                                       100,000    116,501

Florida State Divison of Bond Finance, Department of General Services, Public
Improv RB, (Department of Environmental Protection, Preservation 2000), Series B,
5.75%, 07/01/06, FGIC Insured                                                        450,000    496,373

Florida State Divison of Bond Finance, Department of General Services, Public
Improv RB, (Department of Environmental Protection, Preservation 2000), Series A,
5.00%, 07/01/05, FGIC Insured                                                        350,000    371,494

Florida State Divison of Bond Finance, Department of General Services, Public
Improv RB, (Department of Environmental Protection, Preservation 2000), Series A,
5.25%, 07/01/07, MBIA Insured                                                        50,000     54,615

Florida State Turnpike Auth, Transportation RB, Series B, 4.40%, 07/01/07, MBIA
Insured                                                                              100,000    108,123

Gainesville, FL Utility System Rev, Series C, 5.0%, 10/01/08, FSA Insured            100,000    111,641

Greater Orlando, FL Aviation Auth, Transportation RB, (Orlando, FL Airport),
Series B, 3.25%, 10/01/06, FSA Insured                                               250,000    258,775

Gulf Breeze, FL Local Government Loan, Series 1985 B, 4.40%, 12/01/06, FGIC
Insured, Mandatory Tender @ 100                                                      50,000     53,561

Gulf Breeze, FL, Public Improvement RB, (Local Government Loan), Series B, 4.90%,
12/01/08, FGIC Insured, Mandatory Tender @ 100                                       100,000    111,038

Gulf Breeze, FL, Public Improvement RB, (Local Government Loan), Series C, 4.50%,
12/01/04, FGIC Insured, Mandatory Tender @ 100                                       260,000    269,396

Gulf Breeze, FL, Public Improvement RB, (Local Government Loan), Series C, 4.60%,
12/01/05, Mandatory Put, FGIC Insured                                                50,000     53,193

Gulf Breeze, FL Public Improvement RB, (Venice Local Government Loan), 4.00%,
12/01/06, FGIC Insured, Mandatory Tender @ 100                                       35,000     37,291

Halifax, FL Hospital Medical Center, Hospital RB, Series A, 5.00%,10/01/07,
MBIA Insured                                                                         440,000    472,767

Highlands County, FL Health Facilities Auth, Hospital RB, (Adventist Health/
Sunbelt), 3.35%, 09/01/05, Mandatory Tender @ 100                                    500,000    513,765

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment), 4.50%,
03/01/06, FSA Insured                                                                190,000    202,508

Hillsborough County, FL Aviation Auth Rev, Tampa International Airport, Series A,
5.50%, 10/01/08, FSA Insured                                                         150,000    170,240

Hillsborough County, FL IDA, Pollution Control RB, (Tampa Electric Company),
4.00%, 08/01/07, Mandatory Tender @ 100                                              320,000    324,314

Hillsborough County, FL IDA, Hospital RB, (University Community Hospital),
5.60%, 08/15/07, MBIA Insured                                                        50,000     52,478

Hillsborough County, FL IDA, Hospital RB, (University Community Hospital),
4.90%, 08/15/07                                                                      165,000    168,234

Hillsborough County, FL IDA, Hospital RB, (University Community Hospital),
5.10%, 08/15/09                                                                      95,000     97,872

Hillsborough County, FL HFA, Housing RB, Single Family Mortgage, Series A 1,
4.25%, 04/01/07, GNMA/FNMA Collateralized                                            85,000     87,884

Hillsborough County, FL IDA, Hospital RB, (H. Lee Moffitt Cancer Center Project),
Series C, 3.00%, 07/01/04                                                            170,000    171,979

Hillsborough County, FL IDA, Hospital RB, (Tampa General Hospital), Series A,
2.50%, 10/01/04                                                                      500,000    504,930

Hillsborough County, FL IDA, Hospital RB, (Tampa General Hospital), Series A,
2.50%, 10/01/06                                                                      55,000     53,744

Jackson County, FL School Board & Capital Improvement RB, 2.00%, 12/01/05,
MBIA Insured                                                                         115,000    116,498

Jacksonville, FL Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre Refunded @ 101                                                                   165,000    174,083

Jacksonville, FL Electric Auth, Electric Util RB, (St. Johns River), Issue 2,
Series 14, 4.90%, 10/01/08                                                           30,000     31,909

Jacksonville, FL, Higher Education RB, (Edward Waters College Project), 3.60%,
10/01/06, Mandatory Tender @ 100, First Union National Bank, LOC                     575,000    575,000

Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group),
Series A, 5.50%, 08/15/06, MBIA Insured                                              250,000    275,090

Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06, Escrowed
to Maturity                                                                          165,000    178,863

Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06,
MBIA Insured                                                                         245,000    264,470

Lafayette County, FL Public Improv RB, Series 2000, 4.90%, 09/01/04                  80,000     82,079

Lee County, FL IDA, Hospital RB, (Cypress Cove Healthpark), Series A, 5.90%,
10/01/07                                                                             65,000     64,973

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 4.75%,
11/01/04, FSA Insured                                                                185,000    191,549

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 4.75%,
11/01/05, FSA Insured                                                                210,000    223,238

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 3.90%,
11/01/05, AMBAC Insured                                                              295,000    308,467

Lee County, FL Solid Waste System, Solid Waste RB, 5.25%, 10/01/07 MBIA Insured      500,000    548,310

Lee County, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/07,
FSA Insured                                                                          250,000    265,275

Leesburg, FL, Hospital RB, (Leesburg Regional Medical Center Project), Series A,
4.00%, 07/01/09                                                                      600,000    606,972

Martin County, FL Health Facilities Auth, Hospital RB, (Martin Memorial Medical
Center), Series B, 5.25%, 11/15/07, MBIA Insured                                     250,000    278,820

Miami Beach, FL, Water & Sewer RB, 5.4%, 09/01/08, FSA Insured                       250,000    271,020

Miami Dade County, FL School Board, Certificates of Participation, Series C,
5.25%, 08/01/06, FSA Insured                                                         100,000    109,374

Miami Dade County, FL Solid Waste System, Solid Waste RB, 4.20%, 10/01/05,
AMBAC Insured                                                                        75,000     78,992

Naples, FL Hospital RB, (Naples Community Hospital, Inc. Project), 4.90%,
10/01/04, MBIA Insured                                                               200,000    204,828

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services
Obligation Group), 5.10%, 05/15/04, SunTrust Bank, Miami, LOC                        190,000    194,353

Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water
Control & Improvement, Unit Development 18), 4.30%, 08/01/05, MBIA Insured           50,000     52,517

Ocoee, FL, Public Improvement RB, 3.80%, 10/01/07, MBIA Insured                      100,000    106,225

Orange County, FL, Health Facilities Auth, Hospital RB, (Orlando Regional
Healthcare), Series A, 6.25%, 10/01/07, Escrowed to Maturity                         235,000    272,050

Orange County, FL, Health Facilities Auth, Hospital RB, (Adventist Health
System), 5.50%, 11/15/03                                                             250,000    250,253

Orange County, FL, Public Improvement RB, (Tourist Development Tax), 5.00%,
10/01/06, AMBAC Insured                                                              25,000     27,210

Orange County, FL, HFA, Housing RB, (Homeowner Revenue), Series A 1, 4.95%,
09/01/05                                                                             15,000     15,289

Orange County, FL, HFA, Housing RB, (Homeowner Revenue), Series A, 2.40%,
09/01/08                                                                             135,000    135,549

Orlando, FL, Water & Sewer RB, (Wastewater System), Series A, 3.25%, 10/01/08,
AMBAC Insured                                                                        170,000    176,115

Osceola County, FL School Board, Certificates of Participation, Series A,
(Four Corners Charter School), 5.00%, 08/01/05, MBIA Insured                         215,000    228,399

Palm Bay, FL, Water & Sewer RB, (Special Assessment), Series A, 2.10%, 07/01/08,
MBIA Insured                                                                         130,000    127,128

Palm Beach County, FL, Public Improvement RB, (Criminal Justice Facilities),
5.38%, 06/01/07, FGIC Insured                                                        250,000    278,670

Palm Beach County, FL, Hospital RB, (Lourdes Noreen McKeen Residence for
Geriatric Care, Inc.), 3.50%, 12/01/07, Radian Asset Assurance Insured               250,000    259,700

Palm Beach, FL, HFA, Housing RB, (Lake Crystal Apartments Project), 4.20%,
12/01/04, FHLMC Collateralized                                                       130,000    132,891

Pasco County, FL, HFA, Housing RB, (Oak Trail Apartments Project), Series A,
5.35%, 06/01/08, Mandatory Tender @ 100, AXA Reinsurance, Surety                     300,000    316,938

Pinellas County, FL, HFA, Single Family Mortgage RB, Series 1997 C, 5.05%,
09/01/07, GNMA Collateralized                                                        35,000     36,102

Pinellas County, FL, HFA, Single Family Mortgage RB, (Multi County Program),
Series B 1, 5.05%, 09/01/08, GNMA,FNMA Collateralized                                60,000     61,504

Pinellas County, FL, HFA, Single Family Mortgage RB, (Multi County Program),
Series A, 3.70%, 09/01/06, GNMA,FNMA Collateralized                                  85,000     86,442

Pinellas County, FL, HFA, Single Family Mortgage RB, (Multi County Program),
Series A, 2.05%, 09/01/06, GNMA,FNMA Collateralized                                  155,000    154,774

Plantation, FL, Health Facilities Auth, Hospital RB, (Covenant Village of
FL, Inc.), 4.35%, 12/01/03                                                           100,000    100,187

Reedy Creek, FL, Improvement District, Public Improv RB, Series A, 5.00%,
06/01/07, AMBAC Insured                                                              135,000    148,747

Reedy Creek, FL, Improvement District, Public Improv RB, Series A, 4.20%,
06/01/09, AMBAC Insured                                                              50,000     53,712

St. Petersburg, FL, Excise Tax Revenue Refunding RB, 4.50%, 10/01/05, FGIC Insured   100,000    105,788

St. Petersburg, FL, Water & Sewer RB, (Utility Tax Revenue), 5.00%, 06/01/07,
AMBAC Insured                                                                        300,000    330,549

South Lake County, FL, Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.63%                                                                         65,000     66,712

South Miami, FL, Health Facilities Auth, Hospital RB, (Baptist Health System),
5.00%, 10/01/06, MBIA Insured                                                        100,000    107,899

Sunrise, FL, Water & Sewer RB, Series A, 5.75%, 10/01/06, Pre Refunded @ 101         100,000    112,537

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation District), 4.13%, 08/01/04,
AMBAC Insured                                                                        100,000    102,286

Tallahassee, FL, Electric Utility RB, Series A, 4.00%, 10/01/04, FSA Insured         100,000    102,669

Tampa, FL, Hospital RB, (H. Lee Moffit Project), Series A, 4.25%, 07/01/06           60,000     62,303

Tampa, Fl, Hospital RB, (H. Lee Moffit Project), Series A, 4.63%, 07/01/09           50,000     51,645

Tampa, FL, Health System, Hospital RB, (Catholic Health East), Series A 3,
4.25%, 11/15/08, MBIA Insured                                                        150,000    161,847

Tampa, FL, Sports Authority, Public Improvement RB, (Interlocal Agreement, Tampa
Bay), 5.10%, 04/01/05, Escrowed to Maturity                                          50,000     52,695

Tampa, FL, Water & Sewer RB, 5.00%, 10/01/08, FGIC Insured                           50,000     53,999

Turtle Run, FL, Community Development District, Special Assessment RB, (Water
Management Benefit), 5.00%, 05/01/05, MBIA Insured                                   210,000    221,451

Venice, FL, Hospital RB, (Bon Secours Health System Project), 5.10%, 08/15/05,
MBIA Insured                                                                         100,000    106,454

Venice, FL, Hospital RB, (Bon Secours Health System Project), 5.30%, 08/15/07,
MBIA Insured                                                                         215,000    237,027

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project),
Series A, 5.50%, 06/01/05, Asset Guaranty Insured                                    300,000    317,802

Volusia County, FL, Water & Sewer RB, 2.00%, 10/01/08, FGIC Insured                  190,000    184,743

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%, 02/01/04      500,000    503,440

Non Florida (1.0%) (a)

Puerto Rico Commonwealth Medical Services Administration, Certificates of
Participation, Series 2002, 12/01/03                                                 235,000    235,157

Total Municipal Bonds (Cost $20,578,802) (a)                                                    20,971,769

Total Investments (100%) (Cost $22,268,802) (a)                                                 22,661,769


<F1>
Summary of Ratings: AAA/Equivalent: 68%, AA/Equivalent: 16%
A/Equivalent: 5%, BBB/Equivalent: 6%, Other: 5%
Average Portfolio Maturity: 2.44 Years

AMBAC Ambac Assurance Corporation
CP    Commercial Paper
FGIC  Financial Guaranty Insurance Corporation
FHA   Federal Housing Authority
FNMA  Federal National Mortgage Association
FSA   Financial Securities Assurance
GIC   General Insurance Contract
GO    General Obligation
GNMA  Government National Mortgage Association
GTY   Guarantee
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDB   Industrial Development Bond
LOC   Letter of Credit
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
SBPA  Standby Bond Purchase Agreement
SFM   Single Family Mortgage

(a) Percentages indicated are based on investments

See Notes to Financial Statements


THE FLORIDA TAXFREE FUNDS
Statement of Assets and Liabilities
For the Six Months Ended October 31, 2003 (Unaudited)

                                                                 Money Fund     ShortTerm Fund
ASSETS

Investments in securities, at value (cost $169,231,928 and
$22,268,802 respectively)....................................    $169,231,928   $22,661,769

Cash.........................................................    65,245         59,062

Receivables:

	Interest.............................................    513,771        280,661

	Fund shares sold.....................................    162,637        0

		Total assets.................................    $169,973,581   $23,001,492

LIABILITIES

Payable for investment securities purchased..................    $3,482,552     $54,496

Dividend payable.............................................    71,115         48,203

Funds advanced by manager....................................    73,393         9,681

Funds advanced by custodian..................................    0              0

		Total liabilities............................    $3,627,060     $112,380


NET ASSETS

Paid in capital..............................................    $166,347,906   $22,364,296

Net unrealized appreciation (depreciation) on investments....    0              392,967

Accumulated net investment income............................    2,519          10,611

Accumulated net realized gain (loss).........................    (3,904)        121,238

Net assets...................................................    $166,346,521   $22,889,112

Number of shares outstanding.................................    166,499,153    2,249,549

Net asset value, offering price and redemption
price per share..............................................    $1.00          $10.17

See Notes to Financial Statements


THE FLORIDA TAXFREE FUNDS

Statements of Operations

For the Six Months Ended October 31, 2003 (Unaudited)

                                                                    Money Fund   ShortTerm Fund
INVESTMENT INCOME

Income:
	Interest.........................................           $898,402     $355,806

Expenses:
	Investment advisory fee (Note 2).................           422,552      70,869

	Distribution and service fees (Note 2)...........           41,410       8,136

	Custodian fees...................................           7,002        7,189

	Transfer agency fees and expenses (Note 2).......           58,301       7,470

	Printing costs...................................           9,906	 1,748

	Professional fees................................           25,893	 13,815

	Insurance........................................           4,173        569

	Registration & filing fees.......................           20,523	 12,710

	Trustees' fees & expenses........................           9,180        1,620

	Other expenses...................................           18,065       19,504

	TOTAL EXPENSES...................................           617,004      143,630

Expense reimbursements & fee reductions (Note 2).........           (194,452)    (84,573)

	Net expenses.....................................           422,552      59,057

Net investment income....................................           $475,850     $296,749


REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................           $(351)       $64,614

Net unrealized appreciation (depreciation)
on investments...........................................           0            (186,256)

	Net realized & unrealized gain (loss) on
	investments......................................           $475,499     $175,107

See Notes To Financial Statements





THE FLORIDA TAXFREE FUNDS

Statement of Changes in Net Assets

					Money Fund		    ShortTerm Fund
					Six Months    Year          Six Months        Year
					Ended         Ended         Ended             Ended
					(unaudited)   4/30/03       (unaudited)       4/30/03
					10/31/03                    10/31/03
INCREASE (DECREASE) IN NET ASSETS

Operations:

	Net investment income....       $475,850      $1,631,470    $296,749          $693,348

	Net realized gain/loss
	on investments...........       (351)         (3,553)       64,614            144,664

	Unrealized appreciation
	(depreciation) of
	investments..............       0             0             (186,256)         195,518

	Increase in net assets
	from operations..........       475,499       1,627,917     175,107           1,033,530

Dividends to shareholders from:

	Net investment income....       (475,850)     (1,631,470)   (296,749)         (693,348)

	Net realized gains.......       0             (41,247)      0                 (151,534)

Fund share transactions (note 3).       5,556,236     (6,012,535)   (954,034)         1,410,951

	Net increase (decrease)
	in net assets............       5,555,885     (6,057,335)   (1,075,676)       1,599,599

Net Assets:

	Beginning of period......       160,790,636   166,847,971   23,964,788        22,365,189

	End of period............       $166,346,521  $160,790,636  $22,889,112       $23,964,788

See Notes to Financial Statements



1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust"), which was organized as a Massachusetts Business
Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes that are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net realized gains, if any, on the sales of investments are recorded on the ex-dividend date, and made after the close of the Fund's fiscal year and in November, December and/or January, as declared by the Board of Trustees. Such distributions are subject to federal income taxes. Dividends paid from net investment income are generally exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co.
(WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund.
For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the six-month period ended
October 31, 2003, management fees totaled $422,552 and $70,869 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six month period ended October 31, 2003, fees under this agreement amounted to $32,301 and $2,394 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .50% of each Fund's average daily net assets. Expenses in excess of .50% of each Fund's average daily net assets, exclusive of interest, taxes, expenses of withholding taxes, brokerage commissions, extraordinary expenses and distribution fees payable by a fund under its distribution and service plan, will continue to be paid by WRH until notice is otherwise provided to shareholders. To the extent that actual expenses in future years are less than the maximum .50% expense limitation, the Funds may be required to reimburse WRH for expenses paid in excess of the limitation during the prior three years, subject to the .50% expense limitation.
Amounts subject to recapture and related expiration dates are as follows:

		 4/30/2004	4/30/2005	4/30/2006
Money Fund	 $ 464,465	$ 503,009	$ 368,675
ShortTerm Fund	 $ 150,561	$ 169,943	$ 148,206

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the

2. Investment Management Fees and Other Transactions with Affiliate (continued)

Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 2003, the Money Fund paid $314 to WRH for brokerage fees and the ShortTerm Fund paid $208 to WRH for brokerage fees.
Fees are paid to Trustees of the Trust at the rate of $1,000 per year plus $500 per quarterly meeting and $400 per audit committee meeting per trustee.

Subsequent Event - Sale of William R. Hough & Co.
On December 15, 2003, it was announced that WRH, which serves as advisor, distributor, and transfer agent for The Florida TaxFree Funds, was purchased by RBC Dain Rauscher, Inc., a wholly owned subsidiary of Royal Bank of Canada. It is uncertain at this time what impact this transaction will have on the Funds. The anticipated closing date for the purchase of WRH is February 27, 2004.

3. Fund Shares

Transactions in Fund shares for the six month period ended October 31, 2003 and the year ended April 30,2003 were as follows:


		Money Fund				         ShortTerm Fund

						        Shares                    Dollars
		Six Months	Year	         Six Months      Year        Six Months     Year
		Ended		Ended            Ended           Ended       Ended          Ended
		10/31/03	4/30/03          10/31/03        4/30/03     10/31/03       4/30/03

Sold..........  212,208,483     432,376,137      833,323         2,149,066   8,522,880      21,951,567

Issued on
reinvested
dividends.....  477,831         1,599,401        25,452          73,320      259,376        750,482

Redeemed......  (207,130,078)   (439,988,073)    (955,500)       (2,082,121) (9,736,290)    (21,291,098)

Net increase
(decrease)....  5,556,236       (6,012,535)      (96,725)        140,265     (954,034)      1,410,951

All at $1.00 per share



4.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short term securities) for the ShortTerm Fund for the six months ended October 31, 2003 were $7,118,618 and $7,191,054, respectively.


5.  Federal Income Taxes & Distributions to Shareholders
At October 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that for financial reporting purposes.
Market value includes net unrealized appreciation over tax cost of $22,263,786 for the ShortTerm Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $437,012 and (44,045), respectively.
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America.

Accordingly, the character of distributions and composition of net assets for tax purposes may differ from that reflected in the accompanying financial statements. Differences between book basis and tax basis distributions and undistributed gains are attributed primarily to market discount accretion.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of October 31, 2003. As of April 30, 2003, the ShortTerm Fund had net tax basis capital loss carryforwards in the aggregate of $3,553, which are available to offset future distributable, realized taxable gains.

THE FLORIDA TAX FREE FUNDS

Notes to Financial Statements (Unaudited) (Continued)

6. Financial Highlights

							         MONEY FUND

PER SHARE OPERATING PERFORMANCE         6 Months    Year       Year       Year       Year      Year
(for a share outstanding  		Ended	    Ended      Ended      Ended      Ended     Ended
throughout the period)			10/31/03    4/30/03    4/30/02    4/30/01    4/30/00   4/30/99


Net asset value, beginning
of period.....................          $1.00       $1.00      $1.00      $1.00      $1.00     $1.00

Income from investment
operations:
	Net investment
	income................          0.003       0.010      0.019      0.036      0.032     0.030

Less distributions:
	Dividends from net
	investment income.....          (0.003)     (0.010)    (0.019)    (0.036)    (0.031)   (0.030)
	Return of capital.....          0.000       0.000      0.000      0.000      (0.001)   0.000

Total Distributions                     (0.003)     (0.010)    (0.019)    (0.036)    (0.032)   (0.030)

Net asset value, end of
period........................          $1.00       $1.00      $1.00      $1.00      $1.00     $1.00

TOTAL RETURN..................          0.29%       0.99%      1.89%      3.70%      3.26%     3.02%

Ratios/supplemental Data

Net assets at end
of period (000's).............          $166,347    $160,791   $166,848   $152,342   $137,051  $160,410

Ratios to average daily net
assets:*
	Expenses..............          .50%        .47%       .40%       .40%       .40%      .39%
	Expenses (before
	reimbursement)........          .72%        .69%       .70%	  .74%       .70%      .73%
	Net investment
	income................          .56%        .96%       1.84%      3.63%      3.11%     2.96%

<F1>
* Figures for six months ended October 31, 2003 are annualized


6. Financial Highlights (continued)

							        SHORTTERM FUND

PER SHARE OPERATING PERFORMANCE         6 Months    Year       Year       Year       Year      Year
(for a share outstanding  		Ended	    Ended      Ended      Ended      Ended     Ended
throughout the period)			10/31/03    4/30/03    4/30/02    4/30/01    4/30/00   4/30/99


Net asset value, beginning
of period.....................          $10.21      $10.14     $10.09     $9.84      $10.11    $10.05


Income from investment
operations:
	Net investment
	income................		0.13        0.30       0.38       0.41       0.41      0.40
	Net realized and
	unrealized gain (loss)
	on investments........          (0.04)      0.13       0.10       0.25       (0.27)    0.06

	Total from investment
	operations............          0.09        0.43       0.48       0.66       0.14      0.46

Less distributions:
	Dividends from net
	investment income.....		(0.13)      (0.30)     (0.38)     (0.41)     (0.40)    (0.40)
	Net realized gains....          0.00        (0.06)     (0.05)     0.00	     0.00      0.00
	Return of capital.....		0.00        0.00       0.00       0.00       (0.01)    0.00


Total distributions			(0.13)      (0.36)     (0.43)     (0.41)     (0.41)    (0.40)

Net asset value, end of
period........................		$10.17	    $10.21     $10.14     $10.09     $9.84     $10.11

TOTAL RETURN..................		0.87%       2.72%      4.77%      6.79%      1.39%     4.71%

Ratios/supplemental data

Net assets at end
of period (000's).............		$22,889     $23,965    $22,365    $28,484    $32,779   $29,356

Ratios to average daily net
assets:*
	Expenses..............		.50%        .43%       .40%       .40%       .40%      .39%
	Expenses (before
	reimbursement)........		1.21%       1.11%      1.07%      .92%       .91%      .93%
	Net investment
	income................		2.49%       3.18%      3.73%      4.07%      3.97%     4.00%

Portfolio turnover rate.......		34.7%       19.7%      62.1%      26.0%      32.2%     25.6%

<F1>
* Figures for six months ended October 31, 2003 are annualized


Interested Trustee

W. Robb Hough, Jr., age 50
Current Positions Held with the Funds:  President and Chairman
Term of Office and Length of Time Served:  Indefinitely until successor is elected. Chairman since November 1993; President since May 1996. Principal Occupations During the Past Five Years: President,
William R. Hough & Co.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Director and President, William R. Hough & Co.


Independent Trustees

Daniel Calabria, age 67
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Trustee for various mutual funds
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Trustee, IDEX Mutual Funds; Trustee, AEGON/Transamerica Series Funds

William C. James, age 76
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Private Investor Number of Portfolios Overseen Within the Fund Complex: 2
Other Directorships Held Outside the Fund Complex:  None

James T. Lang, age 82
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Financial manager of U.S. Department of Commerce Grants to World Trade Association of Florida, financial consultant, trustee of various individual trusts
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Vice-Chairman of the Pinellas County Educational Facilities Authority

Peter B. Wells, age 49
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since May 2000.
Principal Occupations During the Past Five Years: Certified Public Accountant, Wells, Houser, Schatzel & Thomas, P.A.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex:  None